Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	To date, the Company has not identified any cybersecurity incidents which have materially affected, or are reasonably likely to materially affect, the Company’s business strategy, results of operations or financial condition. The Company has not implemented any specific policies with respect to monitoring and managing cybersecurity threats. Moreover, the Company is aware of the evolution of cybersecurity risks and is taking proactive steps by keeping up to date our information systems and educating our personnel about these risks.

The Company recognizes the importance of developing, implementing, and maintaining cybersecurity measures to safeguard its information systems and protect the confidentiality, integrity, and availability of the data. The Company will be looking to adopt cybersecurity processes, technologies and controls to aid in its efforts to assess, prevent, identify and manage such risks.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false